UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21236

Dreyfus Premier Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

FORM N-Q

Item 1.	Schedule of Investments.

Each series of Dreyfus Premier Stock Funds is a “feeder” fund that invests all of its assets in a “master” portfolio of the Mellon Institutional Funds Master Portfolio. The following schedule of investments for Dreyfus Premier Small Cap Equity Fund represents that of the Small Cap Portfolio, the following schedule of investments for Dreyfus Premier International Equity Fund represents that of the International Core Equity Portfolio and the following schedule of investments for Dreyfus Premier International Small Cap Fund represents that of the International Small Cap Portfolio.

Mellon Institutional Funds Master Portfolio

The Boston Company International Core Equity Portfolio

Schedule of Investments - December 31, 2005 (Unaudited)

Security	Shares	Value

UNAFFILIATED INVESTMENTS - 96.0%
EQUITY - 94.8%

Australia - 4.7%
Caltex Australia Ltd.	302,900	$4,304,619
Foster's Group Ltd.	384,900	1,574,939
Macquarie Bank Ltd.	110,800	5,537,163
Oil Search Ltd.	981,800	2,656,630
Pacific Brands Ltd.	751,400	1,465,664
Qantas Airways Ltd.	930,900	2,757,821
QBE Insurance Group Ltd.	217,400	3,124,621
Rinker Group Ltd.	541,600	6,533,204
Westpac Banking Corp.	108,700	1,813,396

		29,768,057

Austria - 1.9%
Boehler-Uddeholm	17,800	3,010,374
OMV AG	149,500	8,758,196

		11,768,570

Belgium - 1.1%
KBC Groupe	71,200	6,627,458

Denmark - 0.8%
Novo Nordisk A/S, Class B	92,060	5,179,133

Finland - 2.2%
Fortum Oyj	97,300	1,824,048
Kesko Oyj	126,400	3,582,786
Nokia Oyj	279,800	5,116,164
Rautaruukki Oyj	143,300	3,485,189

		14,008,187

France - 9.7%
Banca Intesa Spa	1,076,833	5,703,083
Banque Nationale De Paris	109,300	8,841,520
Bouygues SA	91,500	4,472,387
Elior	169,700	2,229,323
France Telecom SA	97,200	2,414,610
Sanofi-Synthelabo SA	51,600	4,519,076
Societe Generale	92,900	11,423,509
Suez SA	97,900	3,047,240
Total SA	31,055	7,799,112
Vinci SA	36,900	3,172,709
Vivendi Universal SA	229,900	7,199,413

		60,821,982

Germany - 5.5%

Bayerische Motoren Werke AG	37,400	1,639,940
Continental AG	105,100	9,326,451
Deutsche Bank AG Registered Shares	44,300	4,293,939
Deutsche Telekom AG	134,000	2,232,933
E.ON AG	73,500	7,601,816
SAP AG	11,610	2,104,485
Schering AG	63,900	4,280,412
Thyssenkrupp AG	163,000	3,399,083

		34,879,059

Greece - 1.1%
Coca-Cola Hellenic Bottling Co. SA	166,200	4,893,839
National Bank of Greece	44,600	1,900,228

		6,794,067

Hong Kong - 1.7%
Cheung Kong Holdings Ltd.	159,000	1,631,448
China Mobile Hong Kong Ltd.	970,300	4,593,121
Kerry Properties Ltd.	757,300	2,007,315
The Wharf(Holdings) Ltd.	651,000	2,300,739

		10,532,623

Ireland - 1.2%
Anglo Irish Bank Corp PLC	259,100	3,931,187
CRH PLC	11,800	346,898
CRH PLC	107,700	3,167,454

		7,445,539

Italy - 1.5%
Capitalia Spa	805,900	4,663,997
Eni Spa	167,400	4,641,902

		9,305,899

Japan - 22.9%
Aeon Co., Ltd.	116,400	2,960,828
Astellas Pharma, Inc.	61,000	2,379,176
Bridgestone Corp.	145,000	3,018,272
Canon, Inc.	122,400	7,160,929
Chubu Electric Power Co., Inc.	73,800	1,758,335
Daiwa Securities Group	381,000	4,319,120
Diamond Lease Co., Ltd.	36,600	1,672,664
Eisai Co. Ltd.	89,000	3,735,374
Fujitsu Ltd.	372,000	2,832,423
Honda Motor Co., Ltd.	117,400	6,699,186
Hoya Corp.	160,000	5,752,077
Japan Tobacco, Inc.	161	2,347,974
Kobe Steel Ltd.	1,810,000	5,862,472
Komatsu Ltd.	551,000	9,114,813
Kubota Corp.	783,000	6,579,218
Kyowa Hakko Kogyo Co., Ltd.	291,000	2,030,634
Matsushita Electric Industrial Co. Ltd.	153,000	2,951,289
Mitsubishi Corp.	338,500	7,490,970
Mitsui O.S.K. Lines Ltd.	559,000	4,877,149
Mizuho Financial Group, Inc.	437	3,468,136
Nippon Steel Corp.	2,029,000	7,225,538
Nisshin Seifun Group, Inc.	219,800	2,322,120

Nomura Holdings,Inc.	109,000	2,088,689
NTT Corp.	1,270	5,771,748
Sankyo Co., Ltd.	47,200	2,733,390
Santen Pharmaceutical Co., Ltd	95,600	2,642,496
Sanyo Shinpan Finance Co., Ltd.	60,100	4,311,056
Sumitomo Electric Industries	273,600	4,154,804
Sumitomo Rubber Industries, Inc.	321,000	4,572,494
Sumitomo Trust & Banking Co., Ltd.	493,000	5,037,010
Takeda Pharmaceutical Co., Ltd.	82,000	4,435,815
Tokyo Electron Ltd.	31,300	1,966,534
Toshiba Corp.	536,000	3,199,457
Toyo Suisan Kaisha Ltd.	156,300	2,523,276
Toyota Motor Corp.	75,400	3,912,566

		143,908,032

Luxembourg - 0.5%
Arcelor	134,400	3,332,357

Netherlands - 3.1%
Buhrmann NV	350,800	5,160,585
Ing Groep NV CVA	349,700	12,126,390
Koninklijke DSM NV	61,000	2,490,676

		19,777,651

New Zealand - 0.3%
Fletcher Building Ltd.	358,400	1,845,437

Norway - 1.8%
DNB NOR ASA	350,200	3,738,513
Norsk Hydro ASA	29,100	2,990,036
Orkla ASA	104,400	4,326,459

		11,055,008

Spain - 3.1%
ACS Actividades	139,900	4,505,205
Banco Santander Central Hispano SA	135,200	1,784,103
Corp. Mapfre SA	201,100	3,320,126
Gestevision Telecinco SA	83,700	2,111,937
Repsol YPF SA	186,000	5,430,632
Union Fenosa SA	58,100	2,161,169

		19,313,172

Sweden - 2.5%
Atlas Copco AB (a)	93,700	2,088,226
Ericsson LM	773,100	2,657,437
Nordea Bank AB	181,100	1,881,209
Skandinaviska Enskilda Banken AB	186,400	3,837,323
Volvo AB, Class B	115,500	5,446,261

		15,910,456

Switzerland - 7.1%
Baloise Holdings	26,230	1,532,313
Compagnie Financiere Richemont AG	84,000	3,657,178
Credit Suisse Group	205,700	10,490,105
Logitech International SA	90,100	4,234,796
Nestle SA	22,220	6,646,719

Novartis AG			86,340	4,537,812
Sulzer AG			9,430	4,995,646
UBS AG Registered Shares			25,240	2,403,352
Zurich Financial Services AG (a)			30,190	6,434,160

				44,932,081

United Kingdom - 22.1%
Alliance Unichem PLC			205,900	2,835,284
AstraZeneca PLC			162,600	7,912,841
Aviva PLC			509,800	6,182,554
Barclays PLC			526,290	5,531,530
Barratt Developments PLC			283,400	4,806,796
BHP Billition PLC			267,300	4,365,891
BP PLC			1,101,000	11,723,490
British Airways PLC (a)			544,300	3,127,258
British American Tobacco PLC			273,700	6,120,644
BT Group PLC			854,300	3,273,460
Diageo PLC			188,500	2,731,871
Enterprise Inns PLC			276,300	4,458,232
GlaxoSmithKline PLC			86,900	2,195,940
Greene King PLC			190,300	2,430,604
HBOS PLC			583,500	9,967,105
Inchcape PLC			123,016	4,826,873
International Power PLC			752,400	3,099,797
Kelda Group PLC			342,300	4,557,501
National Grid PLC			311,100	3,042,352
Old Mutual PLC			2,395,400	6,788,634
Royal Bank of Scotland Group PLC			127,685	3,854,748
Royal Dutch Shell PLC			174,400	5,313,051
Royal Dutch Shell PLC			25,000	799,033
Sage Group PLC			652,700	2,896,758
Schroders PLC			106,700	1,743,681
Standard Chartered PLC			100,000	2,227,659
Tullow Oil PLC			503,400	2,338,061
Vodafone Group PLC			4,820,000	10,405,662
Wolseley PLC			206,100	4,343,032
Xstrata PLC			214,700	5,022,846

				138,923,188

Total Equities (Cost $533,267,194)				596,127,956

PREFERRED STOCKS - 0.9%
Fresenius AG			16,200	2,198,150
Henkel KGaA			34,900	3,510,857

Total Preferred Stocks (Cost $5,213,329)				5,709,007

SHORT-TERM INVESTMENTS - 0.3%	Rate	Maturity	Par Value

U.S. Government - 0.3%
U.S. Treasury Bill (b) (c) (Cost $1,785,574)	3.82%	3/16/2006	1,800,000	1,785,922

TOTAL UNAFFILIATED INVESTMENTS (Cost $540,266,097)				603,622,885

AFFILIATED INVESTMENTS - 4.1%
Dreyfus Institutional Preferred Plus Money Market Fund (d) (e)(Cost $25,909,393)	4.06%		25,909,393	25,909,393

TOTAL INVESTMENTS- 100.1% (Cost $566,175,490)	629,532,278
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	48,026

NET ASSETS-100%	$ 629,580,304

Notes to Schedule of Investments:
(a) Non-income producing security
(b) Denotes all or part of security segregated as collateral for futures transactions.
(c) Rate noted is yield to maturity.
(d) Affiliated institutional money market fund.
(e) Stated rate is the seven day yield for the fund at year end.

At December 31, 2005 the Portfolio held the following futures contracts:

Underlying
		Expiration	Face Amount	Unrealized
Contract	Position	Date	at Value	Gain/Loss

MSCI Pan-Euro (498 Contracts)	Long	3/14/2006	$ 12,402,976	$ (86,936)
Topix Futures (31 Contracts)	Long	3/31/2006	4,319,866	(9,993)

$ (96,929)

Mellon Institutional Funds Master Portfolio
The Boston Company International Small Cap Equity Portfolio

Schedule of Investments - December 31, 2005 (Unaudited)

Security Description	Shares	Value

UNAFFILIATED INVESTMENTS- 93.4%
EQUITIES - 92.0%
Australia - 3.2%
Caltex Australia Ltd.	166,970	$2,372,870
Cochlear Ltd.	108,410	3,635,400
Downer EDI Ltd	613,300	3,229,082
Oil Search Ltd.	1,400,950	3,790,798
Oxiana Ltd. (a)	3,408,700	4,349,304
Pacific Brands Ltd.	1,201,700	2,344,010
Perpetual Trustees Australia Ltd.	41,430	2,065,882
Record Investments Ltd.	426,600	2,546,402
Sims Group Limited	159,330	2,051,652

		26,385,400

Austria - 0.7%
Boehler-Uddeholm	31,910	5,396,688

Belgium - 0.7%
Cofinimmo	14,600	2,310,216
NV Union Miniere SA	29,960	3,531,583

		5,841,799

Canada - 6.8%
Astral Media, Inc.	94,600	2,492,728
Ensign Resource Service Group, Inc.	146,000	5,891,228
Gildan Activewear, Inc. (a)	107,500	4,622,463
Home Capital Group, Inc.	201,700	6,027,756
Inmet Mining Corp.	306,600	7,778,380
IPSCO, Inc.	84,600	7,036,176
Kingsway Financial Services Inc.	173,500	3,506,407
Northbridge Financial	196,000	5,899,553
Trican Well Service Ltd. (a)	258,400	12,444,444

		55,699,135

Denmark - 1.2%
Bang & Olufsen A/S	25,900	2,663,450
GN Store Nord A/S	266,700	3,491,779
Jyske Bank A/S (a)	72,600	3,565,883

		9,721,112

Finland - 1.7%
Kesko Oyj	92,900	2,633,234
OKO Bank (OKO Osuuspankkien Keskuspankki Oyi)	118,800	1,667,514
Rautaruukki Oyj	223,300	5,430,863
YIT-Yhtyma Oyj	96,000	4,104,946

		13,836,557

France - 8.4%
Alten (a)	127,420	3,815,280
April Group	60,360	2,493,118
Ciments Francais	24,750	3,216,220
Clarins	56,734	3,145,709
CNP Assurances	37,340	2,943,180
Eiffage	50,413	5,447,304
Elior	290,000	3,809,687
Euler Hermes SA	60,860	5,488,519
Generale de Sante	101,760	3,504,599
Iliad SA	76,100	4,710,366
Imerys SA	35,960	2,600,334
Legardere SCA	39,740	3,057,099
Natexis Banques Populaires	26,800	4,462,694
Nexans SA	50,530	2,399,864
Publicis Groupe	63,800	2,219,915
SR Teleperformance	87,350	2,729,198
Vallourec	11,650	6,411,315
Vinci SA	50,440	4,336,896
Zodiac SA	39,700	2,548,934

		69,340,231

Germany - 4.6%
Continental AG	64,440	5,718,330
Deutsche Boerse AG	47,270	4,842,517
Deutsche Postbank AG	38,290	2,220,495
Hypo Real Estate Holding	50,890	2,648,841
Leoni AG	94,390	3,008,366
Man AG	63,200	3,371,858
Mobilcom AG	146,630	3,227,781
MPC Capital AG	26,800	2,087,031
Software AG	65,860	3,207,450
Stada Arzneimittel AG	70,160	2,295,900
Vivacon AG (a)	69,200	2,341,470
Wincor Nixdorf AG	23,220	2,455,965

		37,426,004

Hong Kong - 3.1%
China Overseas Land & Investment Ltd.	9,966,000	4,274,136
Hengan International Group Co., Ltd.	4,347,400	4,934,556
Kerry Properties Ltd.	1,036,700	2,747,899
Orient Overseas International Ltd.	699,700	2,373,578
Skyworth Digital Holdings Ltd. (b)	2,962,000	382,051
Solomon Systech International	10,338,900	4,300,707
Television Broadcasts Ltd.	406,000	2,157,541
Wing Hang Bank Ltd.	325,900	2,345,602
Xinao Gas Holdings Ltd.	2,734,200	2,168,908

		25,684,978

Ireland - 1.2%
C & C Group PLC	734,300	4,692,838
Fyffes PLC	835,900	2,275,362
Grafton Group PLC (a)	258,370	2,813,184

		9,781,384

Italy - 3.6%
Banca Popolare di Milano Scarl (BPM)	315,300	3,453,573
Banco Popolare di Verona e Novara	212,360	4,295,197
Davide Campari-Milano Spa	300,350	2,221,651
Erg Spa	245,880	5,918,919
Fondiaria-Sai Spa	103,340	3,402,466
Milano Assicurazioni Spa	608,650	4,159,948
Pirelli & C Real Estate	39,820	2,177,266
Recordati Spa	279,240	1,923,397
Terna Spa	894,500	2,207,266

		29,759,683

Japan - 21.8%
Arrk Corp.	39,200	2,891,640
Asahi Pretec Corp.	116,300	2,820,231
Cosmo Oil Co., Ltd.	457,000	2,286,162
Dainippon Screen Manufacturing Co., Ltd.	413,900	3,463,789
Fancl Corp. (a)	45,400	2,428,981
Futaba Industrial Co., Ltd.	98,700	2,368,331
Hitachi Construction Machinery Co., Ltd.	169,600	3,954,553
Hitachi High-Technologies Corp.	159,200	3,982,025
Izumi Co. Ltdronics, Inc.	129,800	4,435,255
Japan Aviation Electronics Industry Ltd.	185,000	2,603,866
Joint Corp.	119,400	4,130,507
Jtekt Corporation	197,000	3,666,398
Keihin Corp.	295,800	7,574,326
Kenedix, Inc.	1,027	6,469,908

Koito Manufacturing Co.	360,000	5,530,948
Kyowa Exeo Corp.	414,000	5,409,310
Makino Milling Machine Co., Ltd.	255,000	2,810,751
Makita Corp.	105,300	2,589,198
Mitsubishi Gas Chemical Co., Inc.	957,800	9,055,003
Nachi-Fujikoshi Corp.	652,000	3,482,788
Nippon Shokubai Ltd.	696,000	7,878,243
Nisshin Seifun Group, Inc.	269,600	2,848,241
Nisshin Steel Co., Ltd.	1,720,900	5,559,292
NTN Corp.	361,000	2,852,739
OSG Corp.	225,800	4,681,033
Otsuka Corp.	50,400	5,559,641
Ricoh Leasing Co., Ltd.	174,900	4,982,737
Ryohin Keikaku	64,900	5,662,379
Santen Pharmaceutical Co., Ltd	167,200	4,621,604
Sanyo Shinpan Finance Co., Ltd.	60,600	4,346,922
Sodick Co., Ltd. (a)	152,400	2,700,661
Sumisho Lease Co., Ltd.	119,300	6,099,534
Sumitomo Rubber Industries, Inc.	416,000	5,925,725
Suruga Bank Ltd.	192,000	2,420,756
Sysmex Corp.	153,200	5,845,345
Toshiba Machine Co., Ltd.	480,000	4,749,534
Tsumura & Co.	108,000	2,985,247
Tsuruha Holdings, Inc.	86,700	3,984,348
Ulvac, Inc.	99,900	3,091,699
Urban Corp.	71,200	7,691,097
Yaskawa Electric Corp. (a)	249,000	2,512,379

		178,953,126

Netherlands - 4.3%
Aalberts Industries NV	73,420	3,897,132
ASM International NV (a)	106,380	1,785,272
Axalto Holding NV (a)	79,090	2,179,078
Buhrmann NV	295,950	4,353,692
Fugro N.V.	73,500	2,359,964
Koninklijke BAM Groep NV	65,350	5,483,528
Koninklijke DSM NV	100,500	4,103,490
SBM Offshore NV	37,740	3,048,406
Stork NV	88,600	3,784,329
Univar NV	54,800	2,140,241
Wolters Kluwer NV	107,970	2,182,525

		35,317,657

Norway - 0.9%
Aker Yards AS	51,400	2,469,212
Tandberg Television ASA (a)	395,300	5,231,007

		7,700,219

Portugal - 0.3%
Banco BPI SA	579,850	2,648,935

Singapore - 0.9%
First Engineering Ltd.	1,015,000	671,498
Jurong Technologies Industrial	3,557,300	3,872,444
MobileOne Ltd.	1,949,600	2,485,807

		7,029,749

South Korea - 3.0%
Dongbu Insurance Co., Ltd.	255,900	5,194,714
Honam Petrochemical Corp.	49,500	2,456,820
Hyundai Department Store Co., Ltd.	39,200	3,330,872
Hyundai Development Co.	61,200	2,782,370
Hyundai Mipo Dockyard	59,000	3,590,133
Intops Co., Ltd.	96,600	3,269,863
Pusan Bank	274,600	3,611,723

		24,236,495

Spain - 2.9%
ACS Actividades	152,270	4,903,556
Banco Sabadell SA	152,360	3,995,848
Enagas	174,090	3,255,361
Fadesa Immobiliaria SA	124,260	4,094,198
Immobiliaria Urbis SA	281,810	5,172,928
Indra Sistemas SA	118,790	2,321,107

		23,742,998

Sweden - 1.9%
Elekta AB	484,077	7,192,189
Eniro AB	181,000	2,278,994
Nobia AB	182,800	3,705,670
WM-data AB	871,000	2,785,586

		15,962,439

Switzerland - 4.2%
Actelion NV (a)	26,800	2,217,354
Banque Cantonale Vaudoise (BCV)	10,700	3,078,551
Barry Callebaut AG (a)	14,700	4,794,451
Charles Voegele Holding AG	35,900	2,718,869
Geberit AG	3,140	2,485,614

Logitech International SA (a)	87,890	4,130,924
Micronas Semiconductor Holdings (a)	62,740	2,077,325
Rieter Holding AG	6,460	1,917,643
Sika AG (a)	5,500	4,563,099
Sulzer AG	5,500	2,913,685
Syngenta AG (a)	31,250	3,889,005

		34,786,520

Ukraine - 0.4%
Michael Page International PLC	663,500	3,081,652

United Kingdom - 16.2%
Admiral Group PLC	284,600	2,227,539
Alliance Unichem PLC	209,500	2,884,857
Barratt Developments PLC	176,020	2,985,506
British Airways PLC (a)	543,900	3,124,960
BSS Group Plc	416,100	2,276,165
Burren Energy PLC	238,900	3,747,917
Carillion PLC	611,860	3,220,716
Charter PLC (a)	375,010	3,612,516
Chemring Group PLC	192,300	2,428,031
Close Brothers Group PLC	309,760	4,835,606
CSR PLC (a)	322,100	5,186,155
EMAP PLC	226,600	3,363,951
Enterprise Inns PLC	275,800	4,450,164
First Choice Holidays PLC	1,106,014	4,756,413
Greene King Plc	267,923	3,422,043
iSOFT Group PLC	283,156	1,897,194
Inchcape PLC	101,500	3,982,633
Informa PLC	487,100	3,634,432
International Power PLC	826,200	3,403,844
Kelda Group PLC	175,590	2,337,866
Kier Group PLC	207,310	4,243,714
Laird Group Plc	323,480	2,337,091
Morgan Sindall PLC	217,400	3,476,065
Northgate Information Solutions PLC (a)	1,396,430	2,053,829
Persimmon PLC	150,810	3,263,546
Restaurant Group PLC	1,147,180	2,999,536
Rexam PLC	229,680	2,007,085
Schroders PLC	195,550	3,195,659
SIG PLC	322,730	4,052,669
Speedy Hire PLC	302,430	4,325,796
Sportingbet PLC	524,650	3,100,098
The Carphone Warehouse PLC	1,176,930	5,608,017
Tullow Oil PLC	967,970	4,495,775
Ultra Electronics Holdings	176,020	3,003,673

Victrex PLC			306,790	3,514,749
Viridian Group PLC			230,365	3,544,670
WH Smith PLC			373,790	2,793,807
Wincanton PLC			444,300	2,598,569
Wolverhampton & Dudley Brew PLC			127,800	2,791,988
Yell Group PLC			214,680	1,981,254

				133,166,098

Total Equities (Cost $577,746,993)				755,498,859

PREFERRED STOCKS - 1.3%
Fresenius AG			24,100	3,270,087
Henkel KGaA			47,100	4,738,142
Rheinmetall AG NPV			42,340	2,668,834

TOTAL PREFERRED STOCKS (Cost $8,856,510)				10,677,063

SHORT-TERM INVESTMENTS - 0.1%	Rate	Maturity	Par Value

U.S. Government- 0.1%
U.S. Treasury Bill (c) (d) (Cost $793,628)	3.82%	3/16/2006	800,000	793,743

TOTAL UNAFFILIATED INVESTMENTS - (Cost $587,397,131)				766,969,665

AFFILIATED INVESTMENTS - 5.6%			Shares

Dreyfus Institutional Preferred Plus Money Market Fund (e) (f) (Cost $45,709,749)	4.03%		45,709,749	45,709,749

TOTAL INVESTMENTS - 99.0% (Cost $633,106,880)				812,679,414
Assets in excess of Liabilities - 1.0%				8,584,323

NET ASSETS-100%				$821,263,737

Notes to Schedule of Investments:
(a) Non-income producing security
(b) Security valued at fair value using methods determined in good faith by or or under the direction of the Board of Trustees.
(c) Denotes all or part of security segregated as collateral.
(d) Rate noted is yield to maturity.
(e) Affiliated institutional money market fund.
(f) Stated rate is the seven day yield for the fund at year end.

At December 31, 2005 the Portfolio held the following futures contracts:

			Underlying
		Expiration	Face Amount	Unrealized
Contract	Position	Date	at Value	Gain

MSCI Pan-Euro (1250 contracts)	Long	3/14/2006	$ 31,284,622	$70,611
Topix Futures (80 contracts)	Long	3/10/2006	11,000,402	126,531

				$197,142

Mellon Institutional Funds Master Portfolio
The Boston Company Small Cap Value Portfolio

Schedule of Investments - December 31, 2005 (Unaudited)

Security Description	Shares	Value

UNAFFILIATED INVESTMENTS - 102.2%
EQUITIES - 97.0%
Basic Materials - 4.1%
Compass Minerals International, Inc.	51,200	$1,256,448
FMC Corp. (b)	34,300	1,823,731
Georgia Gulf Corp.	77,600	2,360,592
Glatfelter	51,200	726,528
Lesco, Inc. (b)	34,000	518,840
NN, Inc.	69,000	731,400
RTI International Metals Inc. (b)	50,600	1,920,270
Wausau Paper Corp.	62,600	741,810

		10,079,619

Consumer Discretionary - 10.9%
Aztar Corp. (b)	73,400	2,230,626
Big 5 Sporting Goods Corp.	77,100	1,687,719
Charming Shoppes, Inc. (b)	160,700	2,121,240
Entercom Communications Corp. (b)	59,300	1,759,431
Journal Communications, Inc.	85,000	1,185,750
Keystone Automotive Industries, Inc. (b)	40,500	1,274,940
Matthews International Corp., Class A	34,800	1,267,068
Regis Corp.	50,100	1,932,357
Ruby Tuesday	72,400	1,874,436
The Reader's Digest Association (a)	107,400	1,634,628
Toro Co.	36,400	1,593,228
Tuesday Morning Corp.	44,200	924,664
Tupperware Brands Corp.	103,700	2,322,880
Wabtec Corp.	63,800	1,716,220
Winnebago Industries, Inc. (a)	56,600	1,883,648
Zale Corp (b)	40,800	1,026,120

		26,434,955

Consumer Staples - 4.7%
BJ'S Wholesale Club Inc (b)	56,700	1,676,052
Del Monte Foods Company	107,500	1,121,225
J & J Snack Food Corp.	13,900	825,799
Lance, Inc.	50,100	933,363
Performance Food Group Co. (b)	53,600	1,520,632
Ralcorp Holdings, Inc.	85,900	3,428,269
Schweitzer-Mauduit International, Inc.	41,300	1,023,414
The Boston Beer Co., Inc. (b)	38,600	965,000

		11,493,754

Energy - 6.3%
Dril-Quip, Inc. (b)	24,800	1,170,560
Foundation Coal Holdings Inc	46,800	1,778,400
Oil States International, Inc. (b)	77,900	2,467,872

Tetra Technologies (b)	95,200	2,905,504
Unit Corp. (b)	33,600	1,849,008
Universal Compression Holdings Inc (b)	54,000	2,220,480
Veritas DGC, Inc. (b)	84,600	3,002,454

		15,394,278

Financial - 21.3%
Alabama National Bancorp/Del	17,000	1,100,920
Alexandria Real Estate Equities, Inc.	22,100	1,779,050
American Equity Investment Life Holding Co. (a)	43,700	570,285
American Financial Realty Trust REIT	95,400	1,144,800
Aspen Insurance Holdings Ltd	104,300	2,468,781
Assured Guaranty Ltd	89,400	2,269,866
BankAtlantic Bancorp, Inc.	63,500	889,000
Capital Trust, Inc., Class A REIT	44,700	1,308,816
Crescent Real Estate Equities Co. REIT	86,000	1,704,520
Education Realty Trust, Inc. REIT	86,900	1,120,141
Financial Federal Corp. (a)	60,300	2,680,335
First Potomac Realty Trust REIT	53,100	1,412,460
First Republic Bank	46,000	1,702,460
Horace Mann Educators Corp.	77,200	1,463,712
Innkeepers USA Trust REIT	111,800	1,788,800
Investors Financial Services Corp. (a)	29,900	1,101,217
Jones Lang Lasalle	45,700	2,300,995
Knight Capital Group, Inc. (b)	273,300	2,702,937
Lasalle Hotel Properties	42,900	1,575,288
Lexington Corporate Properties Trust REIT	109,900	2,340,870
Mission West Properties REIT	95,200	927,248
Phoenix Companies, Inc.	105,600	1,440,384
Piper Jaffray Companies, Inc. (b)	51,100	2,064,440
Provident Bankshares Corp.	35,200	1,188,704
Raymond James Financial, Inc.	78,400	2,953,328
Redwood Trust, Inc. REIT	29,500	1,217,170
Santander BanCorp (a)	27,800	698,336
Scottish Annuity & Life Holding (a)	72,800	1,787,240
Sterling Bancshares, Inc.	71,600	1,105,504
Sterling Financial Corp.	42,500	1,061,650
Strategic Hotel Capital, Inc. REIT	69,600	1,432,368
Triad Guaranty, Inc. (b)	56,200	2,472,238

		51,773,863

Health Care - 8.4%
Amedisys, Inc. (a) (b)	80,400	3,396,096
Andrx Corp. (b)	106,300	1,750,761
Chattem, Inc. (b)	20,800	756,912
Ista Pharmaceuticals, Inc. (a) (b)	173,000	1,100,280
Kindred Healthcare, Inc. (b)	71,200	1,834,112
Magellan Health Services, Inc. (b)	40,000	1,258,000
Omnicell Inc. (a) (b)	92,100	1,100,595
Option Care, Inc. (a)	180,200	2,407,472
Orchid Cellmark, Inc. (b)	137,200	1,042,720
Pediatrix Medical Group, Inc. (b)	26,400	2,338,248

Res-Care Inc. (a) (b)	122,800	2,133,036
Sierra Health Services (b)	17,500	1,399,300

		20,517,532

Industrial - 23.5%
AGCO Corp. (a) (b)	121,500	2,013,255
Adesa, Inc.	48,000	1,172,160
Bowne & Co., Inc.	138,200	2,050,888
Briggs & Stratton Corp. (a)	66,600	2,583,414
The Brink's Co.	112,200	5,375,502
Casella Waste Systems, Inc. (b)	90,700	1,160,053
Central Parking Corp. (a)	111,700	1,532,524
CIRCOR International, Inc.	48,500	1,244,510
Comfort Systems USA Inc. (a)	94,700	871,240
Consolidated Graphics, Inc. (b)	29,500	1,396,530
Courier Corp.	25,200	865,368
Duratek, Inc. (b)	117,700	1,757,261
Electro Rent Corporation	51,300	764,883
Esterline Technologies Corp. (b)	83,500	3,105,365
GSI Group Inc. (b)	175,400	1,904,844
Granite Construction, Inc.	75,800	2,721,978
Herley Industries, Inc. (b)	94,600	1,561,846
Insituform Technologies, Inc. (b)	66,100	1,280,357
Labor Ready (b)	81,600	1,698,912
Laidlaw International, Inc.	158,200	3,674,986
LECG Corp. (b)	106,900	1,857,922
McGrath Rentcorp.	63,000	1,751,400
Reliance Steel & Aluminum	40,400	2,469,248
SI International, Inc. (b)	33,800	1,033,266
Shaw Group Inc. (b)	124,600	3,624,614
Source Interlink Cos., Inc. (b)	146,900	1,633,528
Tennant Co.	30,200	1,570,400
United Rentals. Inc. (a) (b)	118,400	2,769,376
Waste Connections, Inc. (a) (b)	49,500	1,705,770

		57,151,400

Information Technology - 15.4%
Avid Technology, Inc. (b)	41,500	2,272,540
CSG Systems International , Inc. (b)	75,700	1,689,624
Cabot Microelectronics (a) (b)	36,200	1,061,746
Carrier Access Corp. (b)	167,100	825,474
Comtech Telecommunications Corp. (b)	37,600	1,148,304
CyberOptics Corp. (b)	52,500	707,700
Digi International, Inc. (b)	123,100	1,291,319
EPIQ Systems, Inc. (b)	60,300	1,117,962
Electronics for Imaging, Inc. (b)	108,900	2,897,829
Epicor Software Corp. (b)	175,700	2,482,641
FEI Co. (a) (b)	109,700	2,102,949
Foundry Networks, Inc. (b)	110,900	1,531,529
Integrated Device Technology, Inc. (b)	163,100	2,149,658
MKS Instruments, Inc. (b)	54,700	978,583
NIC, Inc. (b)	229,100	1,411,256
Perot Systems Corp., Class A (b)	155,400	2,197,356

Phase Forward, Inc. (b)			180,000	1,755,000
Photon Dynamics, Inc. (b)			44,800	818,944
PLATO Learning, Inc. (b)			139,900	1,110,806
Progress Software Corp. (b)			61,800	1,753,884
RSA Security, Inc. (b)			98,300	1,103,909
SafeNet, Inc. (a) (b)			47,900	1,543,338
Sybase, Inc. (b)			79,000	1,726,940
Symmetricom, Inc. (b)			206,100	1,745,667

				37,424,958

Utilities - 2.4%
El Paso Electric Co. (b)			44,500	936,280
Infrasource services Inc. (a) (b)			55,900	731,172
PNM Resources Inc.			103,900	2,544,511
UGI Corp.			77,600	1,598,560

				5,810,523

TOTAL EQUITIES (Cost $216,954,919)				236,080,882

SHORT-TERM INVESTMENTS - 0.1%	Rate	Maturity	Par Value

U.S. Government - 0.1%
U.S. Treasury Bill (c) (d) (Cost $372,036)	3.79%	3/16/2006	375,000	372,067

INVESTMENT OF CASH COLLATERAL - 5.1%			Shares

BlackRock Cash Strategies L.L.C. (e) (Cost $12,418,867)	4.13%		12,418,867	12,418,867

TOTAL UNAFFILIATED INVESTMENTS (Cost $229,745,829)				248,871,816

AFFILIATED INVESTMENTS - 6.5%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (g) (Cost $15,817,282)	4.03%		15,817,282	15,817,282

TOTAL INVESTMENTS - 108.7% (Cost $245,563,104)				264,689,098

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7%)				(21,278,686)

NET ASSETS-100%				$243,410,412

Notes to Schedule of Investments:
REIT- Real Estate Investment Trust
(a) Security, or a portion of thereof, was on loan at 12/31/05
(b) Non-income producing security
(c) Rate noted is yield to maturity.
(d) Denotes all or part of security segregated as collateral.
(e) Stated rate is the seven day yield for the fund at year end
(g) Affiliated institutional money market fund.

At December 31, 2005 the Portfolio held the following futures contracts:

Underlying
Face Amount
Contract	Position	Expiration Date	at Value	Unrealized Loss

Russell 2000 Index (14 Contracts)	Long	3/17/2006	$ 4,799,100	$ (51,063)

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Stock Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 27, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 27, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)